Reconciliation of Financial Statements to the Form 5500 - Reconciliation of Net Income (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Benefits paid, per statements of changes in net assets available for benefits	$ 847,073	$ 951,085
Amounts allocated to withdrawing participants, ending balance	3,213	2,806
Amounts allocated to withdrawing participants, beinning balance	(2,806)	(48,158)
Benefits paid to participants and certain deemed distributions of participant loans, per the Form 5500	$ 847,480	$ 905,733